Restricted Assets	12 Months Ended
Dec. 31, 2020
Investments accounted for using equity method [abstract]
Restricted Assets	35. RESTRICTED ASSETS As of the date of these consolidated financial statements, the Group has judicial deposits for 3,068, which are recognized under other current and non-current receivables.